Share Based Compensation	6 Months Ended
Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Based Compensation
11.	Share Based Compensation

The Company granted a total of 275,000 stock options during the three months ended June 30, 2015. Of the granted options, 75,000 of those vest ratably over a one year period, and 200,000 vest ratably over a three year period.

The following table summarizes stock option activity for the six months ended June 30, 2015.

	Shares Underlying Options	Weighted-Average Exercise Price	Weighted-Average Remaining Life (years)
Outstanding at December 31, 2014	3,118,218	$1.45	9.80
Granted	1,301,782	$4.33	9.77
Exercised	(336,120)	$1.24	—
Forfeited	(407,213)	$1.14	—

Outstanding at June 30, 2015	3,676,667	$2.13	9.69

Exercisable at June 30, 2015	1,257,611	$2.59	9.76

The total intrinsic value of stock options exercised during the six months ended June 30, 2015 and 2014 was $2.7 million and $1.5 million, respectively. The total intrinsic value for all in-the-money vested outstanding stock options at June 30, 2015 was $6.9 million. Assuming all stock options outstanding at June 30, 2015 were vested, the total intrinsic value of in-the-money outstanding stock options would have been $22.4 million.

The Company recorded compensation expense relative to stock options of $1.1 million and $0.1 million for the three months ended June 30, 2015 and 2014, respectively, and $3.7 million and $0.1 million for the six months ended June 30, 2015 and 2014, respectively.

The fair values of stock options used in recording compensation expense are computed using the Black-Scholes option pricing model. The table below shows the assumptions used in the model for options awarded during the six months ended June 30, 2015.

Six months ended June 30, 2015
Expected price volatility	115% - 119%
Risk free interest rate	.01% - .03%
Expected annual dividend yield	0%
Expected option term (years)	10
Expected forfeiture rate	0%
Grant date fair value per share	$2.97 - $6.31

For stock options, the Company recognizes share-based compensation net of estimated forfeitures and revises the estimates in the subsequent periods if actual forfeitures differ from the estimates. Forfeiture rates are estimated based on historical experience as well as expected future behavior. As of December 31, 2014, the Company utilized a forfeiture rate of 0% based on a minimal number of stock option issuances and little anticipated forfeitures in the near future.